Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 29, 2023	Apr. 30, 2022	May 01, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VS. PERFORMANCE
As required by SEC rules, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” to our named executive officers in the table below, we are required to make various adjustments to amounts reported in the Summary Compensation Table for this year and in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The “compensation actually paid” data reflected in the table below may not reflect amounts actually realized by our named executive officers.
For information concerning the decisions made by our Compensation Committee with respect to compensation for the named executive officers for each fiscal year, please see the Compensation Discussion and Analysis sections of this proxy statement and the proxy statements for the other fiscal years covered in the table below. A significant portion of “compensation actually paid” amounts shown relates to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. As described in the Compensation Discussion and Analysis section of this proxy statement, our performance-based equity awards are subject to performance conditions. The ultimate values actually realized by our named executive officers from unvested equity awards will not be determined until the awards fully vest.
The following table summarizes compensation paid to our principal executive officer (“PEO”) as set forth in our Summary Compensation Table, the adjusted values of compensation actually paid to our PEO, average compensation paid to our named executive officers other than our PEO as set forth in our Summary Compensation Table, and the adjusted values of average compensation actually paid to our named executive officers other than our PEO, each as calculated in accordance with SEC rules, as well as certain Company and peer group performance measures, in each case for the three fiscal years ended April 29, 2023.

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ In Millions) (7)	EBITDA ($ In Millions) (8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2023	3,088,086	1,730,586	1,213,051	960,800	49	68	77.1	142.3
2022	2,297,776	2,177,776	933,371	907,571	160	158	102.2	174.6
2021	13,331,554	19,575,304	3,200,990	4,539,230	159	171	122.3	191.6
(1)
Mr. Duda was the PEO for all three years (fiscal 2021-2023). These amounts reflect the total compensation reported for Mr. Duda in the “Total” column of the Summary Compensation Table for each corresponding year.

(2)	The charts below detail the additions to and deductions from the total compensation reported for Mr. Duda in the Summary Compensation Table in order to calculate the Compensation Actually Paid.

Fiscal Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2023	3,088,086	—	(1,357,500)	1,730,586
2022	2,297,776	—	(120,000)	2,177,776
2021	13,331,554	(10,605,000)	16,848,750	19,575,304
(3)
These amounts reflect the average total compensation reported for the Company’s named executive officers as a group (excluding Mr. Duda) in the “Total” column of the Summary Compensation Table for each corresponding year. The Non-PEO named executive officers are comprised of the following: fiscal 2023 - Mr. Tsoumas, Mr. Khoury, Ms. Barry and Ms. Vyverberg; and fiscal 2022 and 2021 - Mr. Tsoumas, Mr. Khoury, Ms. Barry and Mr. Martin.

(4)
The charts below detail the additions to and deductions from the total compensation reported in the Summary Compensation Table to calculate the average Compensation Actually Paid amounts for named executive officers (excluding Mr. Duda) for the corresponding year.

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Average Compensation Actually Paid to Non-PEO NEO's ($)
2023	1,213,051	(464,684)	212,433	960,800
2022	933,371	—	(25,800)	907,571
2021	3,200,990	(2,284,241)	3,622,481	4,539,230
(5)	Total Shareholder Return (TSR) assumes that $100 was invested in the Company’s common stock beginning on May 3, 2020 and that all dividends and distributions were reinvested on a quarterly basis.
(6)
The peer group is made up of the same 15 companies in our peer group used for executive compensation benchmarking as described above under “Market Benchmarking and Positioning of Fiscal 2023 Executive Compensation.” Peer group TSR is calculated under the same assumptions as Company TSR.

(7)	Reflects “Net income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the applicable fiscal years.
(8)
EBITDA was selected as the additional metric to be included in the table above (as the Company-Selected Measure under applicable SEC rules), as the financial performance measure that, in the Company’s assessment, represents the most important performance measure not otherwise required to be disclosed in the table and used by the Company to link executive compensation to Company performance. A detailed EBITDA reconciliation can be found in our fourth quarter 2023 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on June 22, 2023.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
These amounts reflect the average total compensation reported for the Company’s named executive officers as a group (excluding Mr. Duda) in the “Total” column of the Summary Compensation Table for each corresponding year. The Non-PEO named executive officers are comprised of the following: fiscal 2023 - Mr. Tsoumas, Mr. Khoury, Ms. Barry and Ms. Vyverberg; and fiscal 2022 and 2021 - Mr. Tsoumas, Mr. Khoury, Ms. Barry and Mr. Martin.

Peer Group Issuers, Footnote [Text Block]
(6)
The peer group is made up of the same 15 companies in our peer group used for executive compensation benchmarking as described above under “Market Benchmarking and Positioning of Fiscal 2023 Executive Compensation.” Peer group TSR is calculated under the same assumptions as Company TSR.

PEO Total Compensation Amount	$ 3,088,086	$ 2,297,776	$ 13,331,554
PEO Actually Paid Compensation Amount	$ 1,730,586	2,177,776	19,575,304
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The charts below detail the additions to and deductions from the total compensation reported for Mr. Duda in the Summary Compensation Table in order to calculate the Compensation Actually Paid.

Fiscal Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2023	3,088,086	—	(1,357,500)	1,730,586
2022	2,297,776	—	(120,000)	2,177,776
2021	13,331,554	(10,605,000)	16,848,750	19,575,304

Non-PEO NEO Average Total Compensation Amount	$ 1,213,051	933,371	3,200,990
Non-PEO NEO Average Compensation Actually Paid Amount	$ 960,800	907,571	4,539,230
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The charts below detail the additions to and deductions from the total compensation reported in the Summary Compensation Table to calculate the average Compensation Actually Paid amounts for named executive officers (excluding Mr. Duda) for the corresponding year.

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Average Compensation Actually Paid to Non-PEO NEO's ($)
2023	1,213,051	(464,684)	212,433	960,800
2022	933,371	—	(25,800)	907,571
2021	3,200,990	(2,284,241)	3,622,481	4,539,230

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship of Compensation Actually Paid to Financial Measures. The following charts compare the relationship of the compensation actually paid to Mr. Duda and the average compensation actually paid to our named executive officers other than Mr. Duda to the respective financial measures set forth therein, for the periods indicated.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship of Compensation Actually Paid to Financial Measures. The following charts compare the relationship of the compensation actually paid to Mr. Duda and the average compensation actually paid to our named executive officers other than Mr. Duda to the respective financial measures set forth therein, for the periods indicated.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship of Compensation Actually Paid to Financial Measures. The following charts compare the relationship of the compensation actually paid to Mr. Duda and the average compensation actually paid to our named executive officers other than Mr. Duda to the respective financial measures set forth therein, for the periods indicated.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship of Compensation Actually Paid to Financial Measures. The following charts compare the relationship of the compensation actually paid to Mr. Duda and the average compensation actually paid to our named executive officers other than Mr. Duda to the respective financial measures set forth therein, for the periods indicated.

Tabular List [Table Text Block]
Most Important Financial Performance Measures. The three items listed below are the most important financial performance measures we used in fiscal 2023 to determine compensation for our named executive officers, as further described above in the Compensation Discussion & Analysis section under “Components of Fiscal 2023 Compensation.”
•	EBITDA
•	Pre-tax income
•	New business bookings

Total Shareholder Return Amount	$ 49	160	159
Peer Group Total Shareholder Return Amount	68	158	171
Net Income (Loss)	$ 77,100,000	$ 102,200,000	$ 122,300,000
Company Selected Measure Amount	142,300,000	174,600,000	191,600,000
PEO Name	Mr. Duda	Mr. Duda	Mr. Duda
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Non-GAAP Measure Description [Text Block]
(8)
EBITDA was selected as the additional metric to be included in the table above (as the Company-Selected Measure under applicable SEC rules), as the financial performance measure that, in the Company’s assessment, represents the most important performance measure not otherwise required to be disclosed in the table and used by the Company to link executive compensation to Company performance. A detailed EBITDA reconciliation can be found in our fourth quarter 2023 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on June 22, 2023.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pre-tax income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	New business bookings
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (10,605,000)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,357,500)	(120,000)	16,848,750
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(464,684)	0	(2,284,241)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 212,433	$ (25,800)	$ 3,622,481